9. UNSECURED CONVERTIBLE PROMISSORY NOTES, NET	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
9. UNSECURED CONVERTIBLE PROMISSORY NOTES, NET

NOTE 9: UNSECURED CONVERTIBLE PROMISSORY NOTES, NET

The fair value of the conversion feature is summarized as follows:

Derivative Expense	Day One Loss	Gain in Change in Fair Value of Embedded Derivative Liability	Ending Balance
YP Holdings, LLC (Conversion type 1)	$4,471,289	$(321,410)	$4,149,879
Various financial institutions and third parties (Conversion type 2)	970,536	(131,558)	838,978
Year ended December 31, 2016	$5,441,825	$(452,968)	$4,988,857

(1) YP Holdings, LLC

On December 31, 2015, the Company entered into an Asset Purchase Agreement pursuant to which the Company agreed to acquire all of the assets and liabilities of Boston Carriers Ltd., including a share subscription agreement between Boston Carriers Ltd. and YP (refer to Note 3). On June 9, 2016, the Company and YP agreed to amend and restate the share subscription agreement by entering into an amended and restated securities purchase agreement, pursuant to which, the Company agreed to issue a 10.75% unsecured convertible promissory note in the aggregate principal amount of $3,000,000, with the excess to represent original issue discount, which shall be fully charged to the Company upon the execution of the note and paid to YP as part of the outstanding principal balance as set forth in the note.

On April 15, 2016, the Company entered into a second share subscription agreement with YP, under which YP subscribed for $50,000 in convertible, redeemable preferred shares. The amount of $50,000 was received on April 27, 2016. On July 1, 2016, the Company and YP agreed to amend the second share subscription agreement by entering into a second securities purchase agreement, pursuant to which, the Company agreed to issue a second 10.75% unsecured convertible promissory note in the aggregate principal amount of $150,000, with the excess to represent original issue discount, which shall be fully charged to the Company upon the execution of the note and paid to YP as part of the outstanding principal balance as set forth in the note.

The maturity dates of the unsecured convertible promissory notes range from May 30, 2026 to July 1, 2026, when any unpaid amount of the principal and the interest liability will be paid in cash. The outstanding principal and the interest liability are payable in shares of Common Stock at holder’s option any time after the effective date and until the maturity date.

Borrowings under the notes bear an interest rate of 10.75% per annum on the unpaid principal balances, subject to a credit risk adjustment, where, the interest rate shall adjust upward by 98.45 basis points for each amount, if any, equal to $0.05, or any portion thereof that the volume weighted average price of the shares of Common Stock on any trading day during the duration of the notes is below $0.85 per share of Common Stock. The interest rate shall adjust downward by 98.45 basis points for each amount, if any, equal to $0.05, or any portion thereof that the volume weighted average price of the shares of Common Stock on any trading day during the duration of the notes is $1.15 per share of Common Stock. Following this, the interest rate was adjusted accordingly and as of December 31, 2016, is approximately 27.85%. The total remaining increase in the interest rate that could potentially affect the Company after December 31, 2016, if the credit risk adjustment will reach its highest point is 0.02% for both convertible notes.

The notes and the accrued interest are convertible into Common Stock at a conversion price of 70% of the single lowest closing bid price per share of Common Stock during the 20 trading days immediately preceding the applicable conversion date, at holder’s option, at any time and from time to time until the maturity dates. The Company recorded a debt discount of $3,150,000 for the fair value of the derivative liability and has amortized $176,380 of debt discount as of December 31, 2016.

The Company identified conversion features embedded within the unsecured convertible promissory notes issued. The Company has determined that the features associated with the embedded conversion option, in the form of a ratchet provision, should be accounted for at fair value, as a derivative liability. The Company has elected to account for these instruments together with fixed conversion price instruments as derivative liabilities as the Company cannot determine if a sufficient number of shares of Common Stock would be available to settle all potential future conversion transactions. For more details, refer to Note 10 below.

The first and the second unsecured convertible promissory notes include a 9.99% and 4.99% beneficial ownership limitation blocker, which limits the issuance of additional Common Stock to the holder of the notes, if the holder beneficially owns 9.99% and 4.99% of the Company’s issued and outstanding Common Stock, at any time.

On January 23, 2017, the Company and YP, executed an amendment in the June 9, 2016 unsecured convertible promissory note to include a beneficial ownership limitation clause. In this amendment it was added that, in no event YP shall be entitled to convert any portion of the June 9, 2016 note in excess of that portion of that note upon conversion of which the sum of the number of shares of Common Stock beneficially owned by YP and its affiliates (other than shares of Common Stock which may be deemed beneficially owned through the ownership of the unconverted portion of this note and other notes with YP or the unexercised or unconverted portion of any other security of the Company subject to a limitation on conversion or exercise analogous to the limitations contained herein) and the number of shares of Common Stock issuable upon the conversion of the portion of that note with respect to which the determination of this proviso is being made, would result in beneficial ownership by YP and its affiliates of more than 4.99% of the outstanding shares of Common Stock.

The securities purchase agreements and the unsecured convertible promissory notes contain certain covenants, including, among others, that the Company shall timely file all reports required to be filed with the SEC, will maintain and preserve all of its properties which are necessary in the proper conduct of its business in good working order and condition, ordinary wear and tear excepted, and comply, at all times with the provisions of all leases to which it is a party as lessee or under which it occupies property, so as to prevent any forfeiture or material loss thereof or thereunder. In addition, so long as any portion of the notes remains outstanding, the Company shall take all actions necessary to at all times have authorized and reserved for the purpose of issuance of: (a) the first unsecured convertible promissory note, a number of shares of Common Stock equal to thrice the number of shares of Common Stock sufficient to immediately issue all shares of Common Stock potentially issuable upon any conversion of the note at such time and (b) the second unsecured convertible promissory note, no less than 100% of the maximum number of conversion shares of Common Stock initially issuable upon conversion of the note.

As of December 31, 2016, no portion of any of these notes was converted. The movements and the balance of the notes are reflected in the table above.

During the period from January 1, 2017 until the date of this report, the Company issued 2,640,046,960 shares of Common Stock to YP, for the partial conversion of the first unsecured convertible promissory note. With the issuance of the Common Stock was converted an aggregate of $103,300 and $273,746 from the unsecured convertible promissory note and its interest liability, respectively.

(2) Unsecured Convertible Promissory Notes to Various Financial Institutions and Third Parties

From July 1, 2016 to November 18, 2016, the Company entered into seven securities purchase agreements, with four financial institutions (including YP for the amount of $280,000) and a service provider, pursuant to which, the Company agreed to issue seven 10.75% unsecured convertible promissory notes in the aggregate principal amounts of $1,454,209. The five unsecured convertible promissory notes were issued in relation to the receipt of their respective aggregate agreed amounts of $830,000, whereas the remaining two were issued to replace two promissory notes issued to third parties for the amounts of $250,000 (as assigned and including $50,000 original issue discount at inception date and any unpaid interests up to that date amounting to $5,833) and $355,880 (for consulting services rendered to the Company and including any unpaid interests up to that date amounting to $12,496). The two promissory notes, bore an interest rate of 8% per annum and had maturity date June 30, 2016 and May 30, 2016, respectively.

The maturity dates of the unsecured convertible promissory notes range from May 30, 2026 to November 22, 2026, when any unpaid amount of the principal and the interest liability will be paid in cash. The outstanding principal and the interest liability are payable in shares of Common Stock at holder’s option any time after the effective date and until the maturity date.

Borrowings under the notes bear an interest rate of 10.75% per annum on the unpaid principal balances, subject to a credit risk adjustment, where, the interest rate shall adjust upward by 98.45 basis points for each amount, if any, equal to $0.05, or any portion thereof that the volume weighted average price of the shares of Common Stock on any trading day during the duration of the notes is below $0.85 per share of Common Stock. The interest rate shall adjust downward by 98.45 basis points for each amount, if any, equal to $0.05, or any portion thereof that the volume weighted average price of the shares of Common Stock on any trading day during the duration of the notes is $1.15 per share of Common Stock. Following this, the interest rate was adjusted accordingly and as of December 31, 2016, is approximately 27.85%. The total remaining increase in the interest rate that could potentially affect the Company after December 31, 2016, if the credit risk adjustment will reach its highest point is 0.02% for both convertible notes.

The notes and the accrued interest are convertible into Common Stock at a conversion price of 70% of the single lowest closing bid price per share of Common Stock during the period beginning 30 trading days prior to the date of each conversion notice, and ending 30 trading days after the later of, such date or when all applicable shares of Common Stock have actually been received by the holder, at holder’s option, at any time and from time to time until the maturity dates. The Company recorded a debt discount of $1,454,209 for the fair value of the derivative liability and has amortized $54,203 of debt discount as of December 31, 2016.

The Company identified conversion features embedded within the unsecured convertible promissory notes issued. The Company has determined that the features associated with the embedded conversion option, in the form of a ratchet provision, should be accounted for at fair value, as a derivative liability. The Company has elected to account for these instruments together with fixed conversion price instruments as derivative liabilities as the Company cannot determine if a sufficient number of shares of Common Stock would be available to settle all potential future conversion transactions. For more details, refer to Note 10 below.

The unsecured convertible promissory notes include a 4.99% beneficial ownership limitation blocker, which limits the issuance of additional Common Stock to the holders of the notes, if each holder beneficially owns 4.99% of the Company’s issued and outstanding Common Stock, at any time.

The securities purchase agreements and the unsecured convertible promissory notes contain certain covenants, including, among others, that the Company shall timely file all reports required to be filed with the SEC, will maintain and preserve all of its properties which are necessary in the proper conduct of its business in good working order and condition, ordinary wear and tear excepted, and comply, at all times with the provisions of all leases to which it is a party as lessee or under which it occupies property, so as to prevent any forfeiture or material loss thereof or thereunder. In addition, so long as any portion of the notes remains outstanding, the Company shall take all actions necessary to at all times have authorized and reserved for the purpose of issuance, no less than 100% of the maximum number of conversion shares of Common Stock initially issuable upon conversion of the notes.

As of December 31, 2016, no portion of any of these notes was converted. The movements and the balance of the notes are reflected in the table above.

The amounts shown as interest and finance costs in the consolidated statements of operations include the following:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2016	2015	2014
Interest expense	$782,809	$—	$—
Cancellation fee	110,000	—	—
Other interest and finance costs, net	11,167	—	—
Interest and finance expenses	$903,976	$—	$—

The payments required at maturity under the Company's outstanding debt as of December 31, 2016 are as follows:

2017	$1,710,000
2018	—
2019	—
2020	—
Thereafter	4,604,209
Total	$6,314,209